Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The pay versus performance table includes information for Fiscal Years 2020, 2021, 2022, 2023, and 2024.

					Value of initial fixed $100 investment based on:
Fiscal year	Summary compensation table total for CEO(1)	Compensation actually paid to CEO(2)	Average summary compensation table total for Non-CEO NEOs(1)	Average compensation actually paid to Non-CEO NEOs(2)	Target total shareholder return(3)	Retail peer group total shareholder return(3)(4)	Net income	Company selected measure: Merchandise Sales(5)
2024	$20,407,603	$18,625,674	$7,468,427	$6,880,522	$139.81	$229.60	$4,091	$104,820
2023	$19,203,353	$10,755,085	$5,314,812	$3,328,237	$143.24	$168.88	$4,138	$105,803
2022	$17,664,896	($9,622,361)	$4,809,406	($2,251,345)	$160.71	$123.48	$2,780	$107,588
2021	$19,758,766	$57,790,597	$5,783,188	$16,437,743	$203.29	$145.32	$6,946	$104,611
2020	$19,755,188	$78,320,625	$6,383,094	$23,974,731	$166.91	$138.74	$4,368	$92,400
Note: Net income and Merchandise Sales are in millions.
(1)Mr. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include:
•2024: Mr. Lee, Mr. Fiddelke, Ms. Tu, Ms. Hennington, and Mr. Gomez
•2022 & 2023: Mr. Fiddelke, John J. Mulligan, Ms. Hennington, and Don H. Liu
•2020 & 2021: Mr. Fiddelke, John J. Mulligan, Michael E. McNamara, and Don H. Liu
(2)The following tables show amounts deducted from and added to the Summary Compensation Table (“SCT”) total to calculate
Compensation Actually Paid (“CAP”). The fair value of the equity awards is consistent with the assumptions disclosed on the grant date, with values changing primarily due to the change in stock price and our performance on the metrics applicable to those awards.
CEO SCT Total to CAP:

		Adjustments related to equity awards
		Deductions	Additions
Fiscal year	SCT total for CEO	Value of “Stock awards” from SCT	Year-end fair value of outstanding equity awards granted in covered year	Increase/(decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/(decrease) in fair value of equity awards from prior year-end that vested during the covered year	CAP to CEO
2024	$20,407,603	($16,087,492)	$13,350,113	$524,286	$431,164	$18,625,674
2023	$19,203,353	($14,720,515)	$13,007,853	($4,199,459)	($2,536,147)	$10,755,085
2022	$17,664,896	($14,476,318)	$11,212,164	($2,899,650)	($21,123,453)	($9,622,361)
2021	$19,758,766	($13,749,937)	$17,037,025	$21,284,393	$13,460,350	$57,790,597
2020	$19,755,188	($12,266,366)	$21,771,568	$29,451,441	$19,608,794	$78,320,625
Average Non-CEO NEOs SCT Total to CAP:

		Adjustments related to equity awards				Adjustments related to pension plans
		Deductions	Additions			Deductions	Additions
Fiscal year	Average SCT total for Non- CEO NEOs	Average SCT total for value of “Stock awards” to Non-CEO NEOs	Year-end fair value of outstanding equity awards granted in covered year	Increase/ (decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/ (decrease) in fair value of equity awards from prior year-end that vested during the covered year	Average SCT value of “Change in pension value” for Non-CEO NEOs	Service cost for services for covered year	CAP to Non-CEO NEOs
2024	$7,468,427	($5,249,920)	$4,557,811	$60,645	$47,361	($7,188)	$3,386	$6,880,522
2023	$5,314,812	($3,667,147)	$3,240,891	($1,023,467)	($529,126)	($14,043)	$6,317	$3,328,237
2022	$4,809,406	($3,528,682)	$2,733,434	($625,473)	($5,639,385)	($7,580)	$6,935	($2,251,345)
2021	$5,783,188	($3,385,905)	$4,195,849	$6,220,324	$3,619,803	($3,432)	$7,916	$16,437,743
2020	$6,383,094	($3,276,296)	$5,815,525	$9,513,722	$5,599,412	($71,031)	$10,305	$23,974,731
(3)Target Total Shareholder Return (“TSR”) and retail peer group TSR assume a respective investment of $100 on February 1,
2020, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 19 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best
Buy Co., Inc., BJ’s Wholesale Holdings, Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General
Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies,
Inc., Macy’s, Inc., Nordstrom, Inc.,  Ross Stores, Inc., The TJX Companies, Inc., Walgreens Boots Alliance, Inc., and Walmart
Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.
(4)Target updated its peer group in Fiscal 2024. The previous peer group included the companies described in footnote 3 and
Rite Aid. Rite Aid was removed from the retail peer group in Fiscal 2024 due to its bankruptcy filing in October 2023. The 2024 value of an initial fixed $100 investment based on the TSR of the previous peer group is $229.53.
(5)Fiscal 2023 consisted of 53 weeks, compared with 52 weeks in Fiscal 2020, Fiscal 2021,  Fiscal 2022, and Fiscal 2024.

Company Selected Measure Name	Merchandise Sales
Named Executive Officers, Footnote	Mr. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include:
•2024: Mr. Lee, Mr. Fiddelke, Ms. Tu, Ms. Hennington, and Mr. Gomez
•2022 & 2023: Mr. Fiddelke, John J. Mulligan, Ms. Hennington, and Don H. Liu
•2020 & 2021: Mr. Fiddelke, John J. Mulligan, Michael E. McNamara, and Don H. Liu

Peer Group Issuers, Footnote	Target Total Shareholder Return (“TSR”) and retail peer group TSR assume a respective investment of $100 on February 1,
2020, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 19 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best
Buy Co., Inc., BJ’s Wholesale Holdings, Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General
Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies,
Inc., Macy’s, Inc., Nordstrom, Inc.,  Ross Stores, Inc., The TJX Companies, Inc., Walgreens Boots Alliance, Inc., and Walmart
Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.

Changed Peer Group, Footnote	Target updated its peer group in Fiscal 2024. The previous peer group included the companies described in footnote 3 and
Rite Aid. Rite Aid was removed from the retail peer group in Fiscal 2024 due to its bankruptcy filing in October 2023. The 2024 value of an initial fixed $100 investment based on the TSR of the previous peer group is $229.53.

PEO Total Compensation Amount	$ 20,407,603	$ 19,203,353	$ 17,664,896	$ 19,758,766	$ 19,755,188
PEO Actually Paid Compensation Amount	$ 18,625,674	10,755,085	(9,622,361)	57,790,597	78,320,625
Adjustment To PEO Compensation, Footnote	CEO SCT Total to CAP:

		Adjustments related to equity awards
		Deductions	Additions
Fiscal year	SCT total for CEO	Value of “Stock awards” from SCT	Year-end fair value of outstanding equity awards granted in covered year	Increase/(decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/(decrease) in fair value of equity awards from prior year-end that vested during the covered year	CAP to CEO
2024	$20,407,603	($16,087,492)	$13,350,113	$524,286	$431,164	$18,625,674
2023	$19,203,353	($14,720,515)	$13,007,853	($4,199,459)	($2,536,147)	$10,755,085
2022	$17,664,896	($14,476,318)	$11,212,164	($2,899,650)	($21,123,453)	($9,622,361)
2021	$19,758,766	($13,749,937)	$17,037,025	$21,284,393	$13,460,350	$57,790,597
2020	$19,755,188	($12,266,366)	$21,771,568	$29,451,441	$19,608,794	$78,320,625

Non-PEO NEO Average Total Compensation Amount	$ 7,468,427	5,314,812	4,809,406	5,783,188	6,383,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,880,522	3,328,237	(2,251,345)	16,437,743	23,974,731
Adjustment to Non-PEO NEO Compensation Footnote	Average Non-CEO NEOs SCT Total to CAP:

		Adjustments related to equity awards				Adjustments related to pension plans
		Deductions	Additions			Deductions	Additions
Fiscal year	Average SCT total for Non- CEO NEOs	Average SCT total for value of “Stock awards” to Non-CEO NEOs	Year-end fair value of outstanding equity awards granted in covered year	Increase/ (decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/ (decrease) in fair value of equity awards from prior year-end that vested during the covered year	Average SCT value of “Change in pension value” for Non-CEO NEOs	Service cost for services for covered year	CAP to Non-CEO NEOs
2024	$7,468,427	($5,249,920)	$4,557,811	$60,645	$47,361	($7,188)	$3,386	$6,880,522
2023	$5,314,812	($3,667,147)	$3,240,891	($1,023,467)	($529,126)	($14,043)	$6,317	$3,328,237
2022	$4,809,406	($3,528,682)	$2,733,434	($625,473)	($5,639,385)	($7,580)	$6,935	($2,251,345)
2021	$5,783,188	($3,385,905)	$4,195,849	$6,220,324	$3,619,803	($3,432)	$7,916	$16,437,743
2020	$6,383,094	($3,276,296)	$5,815,525	$9,513,722	$5,599,412	($71,031)	$10,305	$23,974,731

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Target’s five-year cumulative TSR compared to our company-selected retail peer group is presented below, representing the value of an initial fixed $100 investment. Additionally, the retail peer group is weighted by the market capitalization of each component company. The base period for the cumulative periods was February 1, 2020.

Tabular List, Table

Performance measures
Merchandise Sales
Incentive Operating Income
ROIC
EPS growth
Relative TSR

Total Shareholder Return Amount	$ 139.81	143.24	160.71	203.29	166.91
Peer Group Total Shareholder Return Amount	229.60	168.88	123.48	145.32	138.74
Net Income (Loss)	$ 4,091,000,000	$ 4,138,000,000	$ 2,780,000,000	$ 6,946,000,000	$ 4,368,000,000
Company Selected Measure Amount	104,820,000,000	105,803,000,000	107,588,000,000	104,611,000,000	92,400,000,000
PEO Name	Mr. Cornell
Measure:: 1
Pay vs Performance Disclosure
Name	Merchandise Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Incentive Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EPS growth
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,087,492)	$ (14,720,515)	$ (14,476,318)	$ (13,749,937)	$ (12,266,366)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,350,113	13,007,853	11,212,164	17,037,025	21,771,568
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,286	(4,199,459)	(2,899,650)	21,284,393	29,451,441
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	431,164	(2,536,147)	(21,123,453)	13,460,350	19,608,794
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,188)	(14,043)	(7,580)	(3,432)	(71,031)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,386	6,317	6,935	7,916	10,305
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,249,920)	(3,667,147)	(3,528,682)	(3,385,905)	(3,276,296)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,557,811	3,240,891	2,733,434	4,195,849	5,815,525
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,645	(1,023,467)	(625,473)	6,220,324	9,513,722
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 47,361	$ (529,126)	$ (5,639,385)	$ 3,619,803	$ 5,599,412